SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Subsequent Events
NOTE 29 - SUBSEQUENT EVENTS

The Corporation has evaluated subsequent events through March 27, 2020, the date the financial statements were authorized for issuance by the Audit Committee of the Board of Directors. Although it has expressed no intention to do so the Audit Committee has the authorization to amend these financial statements. The corporation has determined there are no subsequent events.